Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Collateral cash	£ (11,224)	£ (16,772)
Netting	(1,189)	(911)
Net exposure	313,347	322,745
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(200)
Collateral non-cash	(211,500)	(215,700)
Netting	(400)	(100)
Net exposure	104,200	108,700
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,900	3,600
Collateral cash	0	0
Collateral non-cash	(700)	(1,800)
Netting	(800)	(800)
Net exposure	400	1,000
Derivative financial instruments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,700	3,400
Collateral cash	0	0
Collateral non-cash	(700)	(1,800)
Netting	(800)	(800)
Net exposure	200	800
Other financial assets at FVTPL | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	200
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	£ 200	£ 200